Segment Reporting - Schedule of Long-Lived Assets by Category and by Geographic Area (Details) - Reportable Geographical Components [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Right-of-use assets	$ 64,357,655	$ 66,293,751
Total Property and equipment, net	35,894,855	33,629,770
Total Intangible assets, net	55,434,567	19,415,963
Total Goodwill	30,264,138	5,197,438
Mainland China [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Right-of-use assets	54,318,815	56,198,584
United Stated [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Right-of-use assets	5,937,180	6,648,247
Total Property and equipment, net	29,210,625	30,347,719
Total Intangible assets, net	36,037,400
Total Goodwill	25,066,700
Others [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Right-of-use assets	4,101,660	3,446,920
Total Property and equipment, net	6,684,230	3,282,051
Total Intangible assets, net	1,276,536	1,209,557
Japan [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Intangible assets, net	15,068,472	15,111,688
Indonesia [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Intangible assets, net	3,052,159	3,094,718
Mexico [Member]
Schedule of Long-Lived Assets by Category and by Geographic Area [Line Items]
Total Goodwill	$ 5,197,438	$ 5,197,438